Radian Mortgage Securities LLC ABS-15G

Exhibit 99.35

TPR Firm:		Report Date:	5/2/2025
Client Name:	Radian Group, Inc.	Report:	Exception Report
Deal Name:	RMCT 2025-J2	Loans in report:	7
Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	19450211	A	A	A	A	A	A	A	A	Closed	FPRO1608	2025-03-17 11:51	2025-03-21 16:03	Resolved	1 - Information	A	A	Property	Appraisal	3rd Party Valuation Product Required--CU score >2.5	Resolved-Document Uploaded. CDA received, no value variance, mod risk. - Due Diligence Vendor-03/21/2025

																							Open-Desk Review has been ordered; no action required at this time. - Due Diligence Vendor-03/17/2025		Resolved-Document Uploaded. CDA received, no value variance, mod risk. - Due Diligence Vendor-03/21/2025			XXX_RDA.pdf	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	19450212	D	A	D	A	D	A	A	A	Closed	FCRE1316	2025-04-01 22:11	2025-04-08 17:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received VVOE for B1 within 10 days of closing. - Due Diligence Vendor-04/08/2025
Ready for Review-VOE - Due Diligence Vendor-04/08/2025
																							Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing verbal of verification of employment dated within 10 days of Note date (XXX) for borrower 1 (XXX) per AUS requirements. - Due Diligence Vendor-04/02/2025		Resolved-Received VVOE for B1 within 10 days of closing. - Due Diligence Vendor-04/08/2025			XXX_1.pdf	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	19450212	D	A	D	A	D	A	A	A	Closed	FCOM1003	2025-04-01 22:23	2025-04-04 14:23	Resolved	1 - Information	D	A	Compliance	Missing Doc	Grant/Warranty Deed is missing	Resolved-Received evidence of recorded deed correction reflecting the correct year of 2025. - Due Diligence Vendor-04/04/2025
Ready for Review-Warranty deed- correction - Due Diligence Vendor-04/04/2025
																							Open-Copy of General Warranty Deed with Vendor’s lien provided reflects signature execution date of XXX. However, purchase transaction closed on XXX. Missing copy of corrected deed. - Due Diligence Vendor-04/02/2025		Resolved-Received evidence of recorded deed correction reflecting the correct year of 2025. - Due Diligence Vendor-04/04/2025			XXX_1.pdf	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	19450213	D	A	D	A	A	A	A	A	Closed	FCRE7497	2025-03-31 12:38	2025-04-03 10:37	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received mortgage statement reflecting account is escrowed. No HOA Dues per LOX. - Due Diligence Vendor-04/03/2025
Ready for Review-Missing verification of taxes, insurance, and/or HOA fees for non-subject  - Due Diligence Vendor-04/03/2025
																							Open-Missing evidence of PITIA (HOI) for property located at:XXX. Subject to recalculation of DTI. - Due Diligence Vendor-03/31/2025		Resolved-Received mortgage statement reflecting account is escrowed. No HOA Dues per LOX. - Due Diligence Vendor-04/03/2025			XXX_1.pdf	QM: Safe Harbor GSE Temporary (GSE SH)	QM: Safe Harbor GSE Temporary (GSE SH)	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	19450214	D	A	D	A	A	A	A	A	Closed	FCRE5116	2025-03-31 14:33	2025-04-02 16:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Received supporting documentation for rental history. - Due Diligence Vendor-04/02/2025
Ready for Review-See proof of rents  - Due Diligence Vendor-04/02/2025
																							Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Incomplete housing history. VOR provided for prior residence rated XXX thru XXX. Current residence rental payment of $XXX partially documented with copies of cancelled checks from borrower (XXX) in the amount of $XXX from XXX through XXX. Co-borrower provided bank statement to support payment of $XXX on XXX. Missing evidence of full $XXX payments for the following months: XXX, XXX through XXX. - Due Diligence Vendor-04/02/2025		Resolved-Received supporting documentation for rental history. - Due Diligence Vendor-04/02/2025			XXX_1.pdf	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	19450215	B	A	A	A	B	A	A	A	Closed	FCOM3987	2025-03-28 17:07	2025-04-08 08:57	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing evidence required disclosure provided at closing	Resolved-Letter of Explanation reflects loan funded on XXX. - Due Diligence Vendor-04/08/2025
Ready for Review-We do a PCCD since we no longer require CA Per Diem Disclosure but instead we do not charge interest until the next business day on XXX loans. - Due Diligence Vendor-04/07/2025
Counter-Received Post Consummation Closing Disclosure Issued XXX inclusive of Letter of Explanation and Evidence Documentation Sent, however, what is needed is the CA Per Diem Interest Disclosure.  - Due Diligence Vendor-04/04/2025
Ready for Review-PCCD - Due Diligence Vendor-04/04/2025
																							Open-Per Diem Interest Disclosure missing from the file. - Due Diligence Vendor-03/28/2025		Resolved-Letter of Explanation reflects loan funded on XXX. - Due Diligence Vendor-04/08/2025			XXX_1.pdf	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	19450216	D	A	D	A	A	A	A	A	Closed	FCRE7247	2025-04-01 18:37	2025-04-04 15:27	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing AUS Findings	Resolved-Received AUS Findings reflecting correct Credit Report number and acceptable assets. - Due Diligence Vendor-04/04/2025
Ready for Review-Please see revised docs  - Due Diligence Vendor-04/04/2025
																							Open-Missing Final AUS Findings reflecting Tri-Merge Credit Report #XXX. Submitted AUS Findings dated XXX, submission #3, reflects Risk/Eligibility error for a requirement of a Tri-Merge Credit Report. Report #XXX listed on AUS Findings is not a Tri-Merge Credit Report. In addition, Assets used to qualify for Interest & Dividend Income (XXX #XXX and XXX #XXX) cannot be used to qualify for reserves and/or closing cost per Agency Guidelines, these are to be removed as well as qualifying assets. - Due Diligence Vendor-04/01/2025		Resolved-Received AUS Findings reflecting correct Credit Report number and acceptable assets. - Due Diligence Vendor-04/04/2025			XXX_1.pdf XXX_2.pdf XXX_3.pdf	QM: Safe Harbor Verified (V SH)	QM: Safe Harbor Verified (V SH)	XXX	XXX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	N/A	N/A
XXX	19450217	D	A	D	A	A	A	A	A	Closed	FCRE7347	2025-04-01 17:38	2025-04-29 16:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Received supporting documentation of UCC release per title item #9. - Due Diligence Vendor-04/29/2025

Ready for Review-Document Uploaded.  - Due Diligence Vendor-04/29/2025

Ready for Review-Solar Panel docs uploaded to trailing documents. - Due Diligence Vendor-04/29/2025

Counter-Received copy of Solar transfer to buyer documentation. Still outstanding is title item #9 with financing statement for the solar equipment. Per guidelines, Solar panels with UCC filing associated with the property and/or will create an easement on title are ineligible. Missing evidence of release. - Due Diligence Vendor-04/18/2025

Ready for Review-Solar Lease & Transfer Agreement - Due Diligence Vendor-04/18/2025

																							Open-Subject property has existing leased solar panels. Missing documentation to support transfer of lease or removal of solar equipment. Sales contract does not indicate disposition of solar equipment. Sales contract does not indicate disposition of solar equipment. Title report item #9 reflects financing statement for solar equipment. - Due Diligence Vendor-04/01/2025		Resolved-Received supporting documentation of UCC release per title item #9. - Due Diligence Vendor-04/29/2025			XXX_1.pdf XXX_2.pdf XXX UCC Release.pdf	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	19450217	D	A	D	A	A	A	A	A	Closed	FCRE4104	2025-04-01 17:50	2025-04-18 18:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing explanation and supporting documentation for large deposit(s)	Resolved-Received lender LOX. Excluded deposit. Calculated assets and reserves sufficient. - Due Diligence Vendor-04/18/2025
Ready for Review-Please back funds out; Borrower still qualifies w/o gift funds. - Due Diligence Vendor-04/18/2025
																							Open-Missing supporting documentation to source the $XXX deposit into the borrower’s XXX account XXX dated XXX. Document provided does not show source of the transferred funds. - Due Diligence Vendor-04/01/2025		Resolved-Received lender LOX. Excluded deposit. Calculated assets and reserves sufficient. - Due Diligence Vendor-04/18/2025				QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	19450217	D	A	D	A	A	A	A	A	Closed	FCRE1483	2025-04-01 16:54	2025-04-18 18:33	Resolved	1 - Information	C	A	Credit	Assets	Asset 5 Does Not Meet Guideline Requirements	Resolved-Received lender LOX - excluded gift funds into transaction. Borrower has sufficient assets for closing funds and reserves. - Due Diligence Vendor-04/18/2025

Open-Asset 5 Does Not Meet Guideline Requirements - Due Diligence Vendor-04/18/2025

Ready for Review-Please back funds out; Borrower still qualifies w/o funds. - Due Diligence Vendor-04/18/2025

																							Open-Asset 5 Does Not Meet Guideline Requirements Loan is a non-arms length transaction: Gifts from relatives that are interested parties to the transaction (donor is the selling agent) are not allowed, per guidelines. - Due Diligence Vendor-04/01/2025		Resolved-Received lender LOX - excluded gift funds into transaction. Borrower has sufficient assets for closing funds and reserves. - Due Diligence Vendor-04/18/2025				QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A